NEWBUILDINGS - Additional Information (Details) $ in Thousands	1 Months Ended												3 Months Ended		12 Months Ended
	Apr. 30, 2017 vessel newbuild_option	Feb. 28, 2017 USD ($) vessel	Oct. 31, 2016 USD ($) contract	Jun. 30, 2016 USD ($) contract agreement_option	Dec. 31, 2014 contract	Sep. 30, 2014 contract	Jul. 31, 2014 contract	May 31, 2014 contract	Oct. 31, 2013 contract	Aug. 31, 2013 contract	Apr. 30, 2013 contract	Jan. 31, 2013 contract	Sep. 30, 2017 vessel	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2016 vessel	Jun. 30, 2015 contract	Mar. 31, 2015 contract	Jan. 31, 2015 contract	Dec. 04, 2013 contract	Sep. 09, 2013 contract	Feb. 01, 2013 vessel
Property, Plant and Equipment [Line Items]
Number of newbuild vessels															5
Transfer to short term claim receivable | $																$ 11,532
Installments and newbuilding supervision fees paid | $															$ 76,900
VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels															4	6	3
Number of Newbuilding Contracts | contract				2
Newbuilding contracts canceled | contract									1	1	1	1
Payments to acquire vessels | $		$ 77,500		$ 84,000
Number of Newbuild options | agreement_option				2
Number of newbuilding contracts terminated | contract			4
Contracted price of newbuildings, gross | $			$ 364,300
Installments and newbuilding supervision fees paid | $			45,500
Cancellation fee on termination, per vessel | $			$ 500
Loss on Contract Termination | $														$ 2,800
number of newbuilding vessels delivered													1
Number of newbuildings acquired		2
Number of newbuilding contracts acquired	2
Number Of Lapsed Newbuild Options | newbuild_option	2
MR tanker [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels																	6						12
Newbuilding contracts canceled | contract					1	1	1	1
Newbuildings received | contract																					0	0
LR2 Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels															1	14	7
Newbuildings received | contract						0												0	0	0
Suzemax Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels																8	6